NATURE OF OPERATIONS AND BASIS OF PRESENTATION	4 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF ORGANIZATION

Gold Standard Mining Company ("GSMC" or the "Company") was incorporated in the State of Nevada on August 22, 2016, and its fiscal year end is December 31. The primary business of the Company is to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. Other than issuing shares to its original shareholder, the Company has not commenced any operational operations.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Gold Standard Mining Company ("GSMC" or the "Company") was incorporated in the State of Nevada on August 22, 2016, and its fiscal year end is December 31.  Other than issuing shares to its original shareholder, the Company has not commenced operations.

The balance sheet as of December 31, 2016 has been derived from audited financial statements, and the unaudited interim financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. It is suggested that these financial statements be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Form S-1 as of December 31, 2016.

In the opinion of management, all adjustments (which include normal and recurring adjustments) necessary to fairly present the Company’s financial position as of September 30, 2017, and results of its operations and cash flows for the nine months then ended have been made.